Stock-based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 29, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term			4 years	4 years
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate			0.00%	0.00%
Common stock, shares outstanding			639,065,172	568,847,967
Class of Warrant or Right, Outstanding (in Shares)			5,560,000
Convertible Preferred Stock, Shares Reserved for Future Issuance (in Shares)			24,907,410
Fair value of shares vested			$ 4,812	$ 410
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved share, percentage of outstanding shares			9.00%
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)			0
Share-based compensation arrangement by share-based payment award, description			The exercise price of any Option will be determined by the Company when the Option is granted and may not be less than 100% of the fair market value of the shares on the date of grant, and the exercise price of any incentive stock option granted to a stockholder with a 10% or greater shareholding will not be less than 110% of the fair market value of the shares on the date of grant.
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, description			The total number of shares which may be issued under the 2015 Plan is 9% of the number of outstanding and issued ordinary shares of the Company. The Option Price per Share shall be determined by the compensation committee of the Board ("Compensation Committee"), unless expressly approved by the Compensation Committee, shall not be less than 100% of the fair market value of the shares on the date an Option is granted.
Performance-based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term			4 years
Time-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares granted			46,521,000	24,345,000
Time-based Options | Annually
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			25.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares granted	20,468,400		20,468,400	525,000
Restricted Stock Units (RSUs) | Core Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock exercised during period, shares		19,200,000
Restricted Stock Units (RSUs) | Core Management | Vested at the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			100.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period			5 years
Share-based compensation arrangement by share-based payment award, award vesting period			1 year
Minimum | Time-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period			3 years
Minimum | Restricted Stock Units (RSUs) | Other Management and Staff
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period			10 years
Share-based compensation arrangement by share-based payment award, award vesting period			4 years
Maximum | Time-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period			10 years
Maximum | Restricted Stock Units (RSUs) | Other Management and Staff
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			4 years